MORGAN STANLEY DEAN WITTER VALUE-ADDED                   TWO WORLD TRADE CENTER,
MARKET SERIES - EQUITY PORTFOLIO                        NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JUNE 30, 2000

DEAR SHAREHOLDER:
During the 12-month period ended June 30, 2000, the U.S. equity markets reached new heights amid episodes of heightened volatility. Strong global economic growth, rising crude oil prices and a tight labor market fueled concerns about inflation. The Federal Reserve Board raised the federal funds rate by a total of 150 basis points (1.50 percent) during the period, negatively affecting expectations for earnings growth and the profitability of old-economy stocks. However, new-economy stocks shrugged off the higher rates until April, when a correction in the Nasdaq refocused investors on such traditional valuation measures as earnings, cash flow and financial flexibility. Toward the end of the period, investors favored health care, consumer staples, energy and utility stocks over those in the technology sector. Value stocks significantly outperformed the largest growth stocks in the second quarter of 2000. PERFORMANCE AND PORTFOLIO

For the 12-month period ended June 30, 2000, Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio's Class B shares produced a total return of -3.73 percent compared to 7.25 percent for the Standard & Poor's 500 Stock Index (S&P 500). For the same period the Fund's Class A, C and D shares posted total returns of -3.11 percent, -3.76 percent and -2.89 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund invests in substantially all the stocks included in the S&P 500. Unlike the index, however, the Fund equally weights all the stock positions, thereby emphasizing the stocks of small- and mid-cap companies. These stocks have historically outperformed large-cap

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS JUNE 30, 2000, CONTINUED

companies over the long term, though in recent years large-cap stocks have significantly outpaced small caps. The Fund is overweighted in the cyclical and utilities sectors and underweighted in health care and technology relative to the capitalization-weighted S&P 500. A narrowing of the market during the first half of the period, when just a few issues were responsible for most of the S&P 500's return, hindered the Fund's performance.

LOOKING AHEAD

We believe that the health of the domestic economy will largely determine how the market will perform in the months to come. With recent economic data indicating that the Fed's interest-rate hikes have begun to slow the economy, there is a growing consensus that the Fed may discontinue its tightening strategy. If investors continue to remain focused on company fundamentals and the overall economic outlook, it is reasonable to believe they will come to recognize undervalued sectors of the market, such as cyclical and basic materials stocks. Such a scenario could bode well for the equally weighted strategy employed by the Fund.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value-Added Market
Series/Equity Portfolio and look forward to continuing to serve your financial needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY
PORTFOLIO
FUND PERFORMANCE JUNE 30, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

"GROWTH OF $10,000 -- CLASS B SHARES"
($ in Thousands)

                  FUND     S&P 500(4)
June 30, 1990     $10,000     $10,000
June 30, 1991     $10,582     $10,738
June 30, 1992     $11,834     $12,176
June 30, 1993     $14,024     $13,833
June 30, 1994     $14,340     $14,028
June 30, 1995     $17,411     $17,680
June 30, 1996     $20,766     $22,274
June 30, 1997     $25,897     $30,001
June 30, 1998     $31,552     $39,045
June 30, 1999     $35,803     $47,932
June 30, 2000  $34,468(3)     $51,405

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 6/30/00                             PERIOD ENDED 6/30/00
   -------------------------                        -------------------------
   1 Year                     (3.11)%(1) (8.20)%(2) 1 Year                     (3.73)%(1)  (8.02)%(2)
   Since Inception (7/28/97)   8.90 (1)  6.91 (2)   5 Year                     14.64 (1)   14.40 (2)
                                                    10 Year                    13.17 (1)   13.17 (2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 6/30/00                               PERIOD ENDED 6/30/00
   -------------------------                          -------------------------
   1 Year                     (3.76)%(1)  (4.62)%(2)  1 Year                     (2.89)%(1)
   Since Inception (7/28/97)  8.12 (1)    8.12 (2)    Since Inception (7/28/97)  9.16 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on June 30, 2000.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (98.4%)
           ACCIDENT & HEALTH INSURANCE (0.3%)
  46,000   AFLAC, Inc...........................................................................  $    2,113,125
  99,000   UnumProvident Corp...................................................................       1,986,187
                                                                                                  --------------
                                                                                                       4,099,312
                                                                                                  --------------
           ADVERTISING (0.6%)
  61,000   Interpublic Group of Companies, Inc..................................................       2,623,000
  29,000   Omnicom Group, Inc...................................................................       2,582,812
  39,000   Young & Rubicam, Inc.................................................................       2,230,312
                                                                                                  --------------
                                                                                                       7,436,124
                                                                                                  --------------
           AEROSPACE (1.1%)
  65,000   Boeing Co............................................................................       2,717,812
  72,800   Goodrich (B.F.) Co. (The)............................................................       2,479,750
  87,460   Lockheed Martin Corp.................................................................       2,170,101
  37,000   Northrop Grumman Corp................................................................       2,451,250
  46,000   United Technologies Corp.............................................................       2,708,250
                                                                                                  --------------
                                                                                                      12,527,163
                                                                                                  --------------
           AIR FREIGHT/DELIVERY SERVICES (0.2%)
  68,000   FedEx Corp.*.........................................................................       2,584,000
                                                                                                  --------------
           AIRLINES (0.8%)
  60,000   AMR Corp.*...........................................................................       1,586,250
  51,620   Delta Air Lines, Inc.................................................................       2,610,036
 133,000   Southwest Airlines Co................................................................       2,518,687
  58,340   US Airways Group Inc.*...............................................................       2,275,260
                                                                                                  --------------
                                                                                                       8,990,233
                                                                                                  --------------
           ALCOHOLIC BEVERAGES (0.8%)
  43,000   Anheuser-Busch Companies, Inc........................................................       3,211,562
  47,000   Brown-Forman Corp. (Class B).........................................................       2,526,250
  58,000   Coors (Adolph) Co. (Class B).........................................................       3,509,000
                                                                                                  --------------
                                                                                                       9,246,812
                                                                                                  --------------
           ALUMINUM (0.5%)
  72,000   Alcan Aluminium, Ltd. (Canada).......................................................       2,232,000
 137,600   Alcoa, Inc...........................................................................       3,990,400
                                                                                                  --------------
                                                                                                       6,222,400
                                                                                                  --------------
           APPAREL (0.5%)
  62,000   Liz Claiborne, Inc...................................................................       2,185,500
 115,000   Russell Corp.........................................................................       2,300,000
  78,400   VF Corp..............................................................................       1,866,900
                                                                                                  --------------
                                                                                                       6,352,400
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           AUTO PARTS: O.E.M. (0.9%)
  82,000   Dana Corp............................................................................  $    1,737,375
 152,000   Delphi Automotive Systems Corp.......................................................       2,213,500
  32,000   Eaton Corp...........................................................................       2,144,000
  48,500   Johnson Controls, Inc................................................................       2,488,656
  41,480   TRW Inc..............................................................................       1,799,195
  12,000   Visteon Corp.*.......................................................................         145,504
                                                                                                  --------------
                                                                                                      10,528,230
                                                                                                  --------------
           AUTOMOTIVE AFTERMARKET (0.4%)
 159,000   Cooper Tire & Rubber Co..............................................................       1,768,875
  86,710   Genuine Parts Co.....................................................................       1,734,200
  85,000   Goodyear Tire & Rubber Co............................................................       1,700,000
                                                                                                  --------------
                                                                                                       5,203,075
                                                                                                  --------------
           BEVERAGES - NON-ALCOHOLIC (0.6%)
  37,000   Coca Cola Co.........................................................................       2,125,187
  98,000   Coca-Cola Enterprises Inc............................................................       1,598,625
  75,200   PepsiCo, Inc.........................................................................       3,341,700
                                                                                                  --------------
                                                                                                       7,065,512
                                                                                                  --------------
           BIOTECHNOLOGY (0.4%)
  46,000   Amgen Inc.*..........................................................................       3,231,500
  23,000   Biogen, Inc.*........................................................................       1,482,062
                                                                                                  --------------
                                                                                                       4,713,562
                                                                                                  --------------
           BOOKS/MAGAZINES (0.5%)
  57,000   Harcourt General, Inc................................................................       3,099,375
  78,600   Meredith Corp........................................................................       2,652,750
                                                                                                  --------------
                                                                                                       5,752,125
                                                                                                  --------------
           BROADCASTING (0.2%)
  37,000   Clear Channel Communications, Inc.*..................................................       2,775,000
                                                                                                  --------------
           BUILDING MATERIALS (0.3%)
 133,000   Owens Corning........................................................................       1,230,250
  54,500   Vulcan Materials Co..................................................................       2,326,469
                                                                                                  --------------
                                                                                                       3,556,719
                                                                                                  --------------
           BUILDING MATERIALS/DIY CHAINS (0.4%)
  44,000   Home Depot, Inc. (The)...............................................................       2,197,250
  49,000   Lowe's Companies, Inc................................................................       2,012,062
                                                                                                  --------------
                                                                                                       4,209,312
                                                                                                  --------------
           BUILDING PRODUCTS (0.3%)
 100,000   Armstrong Holdings, Inc..............................................................       1,531,250
 115,000   Masco Corp...........................................................................       2,077,187
                                                                                                  --------------
                                                                                                       3,608,437
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (0.4%)
  57,000   Comcast Corp. (Class A Special)*.....................................................  $    2,312,062
  35,000   MediaOne Group, Inc.*................................................................       2,320,981
                                                                                                  --------------
                                                                                                       4,633,043
                                                                                                  --------------
           CASINO/GAMBLING (0.2%)
 114,150   Harrah's Entertainment, Inc.*........................................................       2,390,016
                                                                                                  --------------
           CELLULAR TELEPHONE (0.4%)
  36,000   Nextel Communications, Inc. (Class A)*...............................................       2,202,750
  44,000   Sprint Corp. (PCS Group)*............................................................       2,618,000
                                                                                                  --------------
                                                                                                       4,820,750
                                                                                                  --------------
           CLOTHING/SHOE/ACCESSORY STORES (0.8%)
  59,000   Gap, Inc. (The)......................................................................       1,843,750
 126,000   Limited (The), Inc...................................................................       2,724,750
  86,000   Nordstrom, Inc.......................................................................       2,074,750
 124,000   TJX Companies, Inc...................................................................       2,325,000
                                                                                                  --------------
                                                                                                       8,968,250
                                                                                                  --------------
           COAL MINING (0.0%)
  16,734   Arch Coal, Inc.......................................................................         128,643
                                                                                                  --------------
           COMPUTER COMMUNICATIONS (0.6%)
  43,000   3Com Corp.*..........................................................................       2,475,187
  44,000   Adaptec, Inc.*.......................................................................       1,001,000
  56,000   Cabletron Systems, Inc.*.............................................................       1,414,000
  36,000   Cisco Systems, Inc.*.................................................................       2,288,250
                                                                                                  --------------
                                                                                                       7,178,437
                                                                                                  --------------
           COMPUTER SOFTWARE (1.7%)
  25,000   Adobe Systems, Inc...................................................................       3,246,875
  60,000   Autodesk, Inc........................................................................       2,081,250
  42,000   BMC Software, Inc.*..................................................................       1,530,375
  28,000   Citrix Systems, Inc.*................................................................         530,250
  40,000   Computer Associates International, Inc...............................................       2,047,500
  82,000   Compuware Corp.*.....................................................................         845,625
  27,000   Microsoft Corp.*.....................................................................       2,158,312
  73,000   Novell, Inc.*........................................................................         675,250
  34,600   Oracle Corp.*........................................................................       2,906,400
 101,000   Parametric Technology Corp.*.........................................................       1,104,687
 116,000   PeopleSoft, Inc.*....................................................................       1,928,500
  10,000   Veritas Software Corp.*..............................................................       1,130,000
                                                                                                  --------------
                                                                                                      20,185,024
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER/VIDEO CHAINS (0.5%)
  35,000   Best Buy Co., Inc.*..................................................................  $    2,213,750
  48,000   Circuit City Stores, Inc. - Circuit City Group.......................................       1,593,000
  52,000   RadioShack Corp......................................................................       2,463,500
                                                                                                  --------------
                                                                                                       6,270,250
                                                                                                  --------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.8%)
  54,500   Caterpillar, Inc.....................................................................       1,846,187
  53,500   Cummins Engine Co., Inc..............................................................       1,457,875
  54,460   Deere & Co...........................................................................       2,015,020
  71,000   Navistar International Corp.*........................................................       2,205,437
  58,000   PACCAR, Inc..........................................................................       2,301,875
                                                                                                  --------------
                                                                                                       9,826,394
                                                                                                  --------------
           CONSUMER ELECTRONICS/APPLIANCES (0.4%)
  64,000   Maytag Corp..........................................................................       2,360,000
  40,100   Whirlpool Corp.......................................................................       1,869,662
                                                                                                  --------------
                                                                                                       4,229,662
                                                                                                  --------------
           CONSUMER SUNDRIES (0.2%)
  94,000   American Greetings Corp. (Class A)...................................................       1,786,000
                                                                                                  --------------
           CONTAINERS/PACKAGING (1.2%)
  72,100   Ball Corp............................................................................       2,320,719
  65,000   Bemis Company, Inc...................................................................       2,185,625
 124,000   Crown Cork & Seal Co., Inc...........................................................       1,860,000
 116,000   Owens-Illinois, Inc.*................................................................       1,355,750
 222,000   Pactiv Corp..........................................................................       1,748,250
  45,000   Sealed Air Corp.*....................................................................       2,356,875
  44,000   Temple-Inland, Inc...................................................................       1,848,000
                                                                                                  --------------
                                                                                                      13,675,219
                                                                                                  --------------
           CONTRACT DRILLING (0.4%)
  99,000   Rowan Companies, Inc.*...............................................................       3,007,125
  31,000   Transocean Sedco Forex Inc...........................................................       1,656,562
                                                                                                  --------------
                                                                                                       4,663,687
                                                                                                  --------------
           DEPARTMENT STORES (1.1%)
 130,000   Dillard's, Inc. (Class A)............................................................       1,592,500
  63,000   Federated Department Stores, Inc.*...................................................       2,126,250
  54,000   Kohl's Corp.*........................................................................       3,003,750
  72,500   May Department Stores Co.............................................................       1,740,000
 108,000   Penney (J.C.) Co., Inc...............................................................       1,991,250
  62,000   Sears, Roebuck & Co..................................................................       2,022,750
                                                                                                  --------------
                                                                                                      12,476,500
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           DISCOUNT CHAINS (1.0%)
 144,000   Consolidated Stores Corp.*...........................................................  $    1,728,000
  53,000   Costco Wholesale Corp.*..............................................................       1,749,000
 112,500   Dollar General Corp..................................................................       2,193,750
 218,000   Kmart Corp.*.........................................................................       1,485,125
  39,000   Target Corp..........................................................................       2,262,000
  46,600   Wal-Mart Stores, Inc.................................................................       2,685,325
                                                                                                  --------------
                                                                                                      12,103,200
                                                                                                  --------------
           DIVERSIFIED COMMERCIAL SERVICES (0.4%)
  81,000   Paychex, Inc.........................................................................       3,402,000
  53,000   Sabre Holdings Corp.*................................................................       1,510,500
                                                                                                  --------------
                                                                                                       4,912,500
                                                                                                  --------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.2%)
  57,000   Rockwell International Corp..........................................................       1,795,500
                                                                                                  --------------

           DIVERSIFIED FINANCIAL SERVICES (0.9%)
  57,000   American Express Co..................................................................       2,971,125
  47,000   Citigroup, Inc.......................................................................       2,831,750
 147,000   Conseco, Inc.........................................................................       1,433,250
  32,000   Providian Financial Corp.............................................................       2,880,000
                                                                                                  --------------
                                                                                                      10,116,125
                                                                                                  --------------
           DIVERSIFIED MANUFACTURING (1.4%)
  41,000   Danaher Corp.........................................................................       2,026,937
  58,000   Dover Corp...........................................................................       2,352,625
  54,000   Honeywell International, Inc.........................................................       1,819,125
  86,000   ITT Industries, Inc..................................................................       2,612,250
  27,000   Minnesota Mining & Manufacturing Co..................................................       2,227,500
 117,000   Thermo Electron Corp.*...............................................................       2,464,312
  56,000   Tyco International Ltd. (Bermuda)....................................................       2,653,000
                                                                                                  --------------
                                                                                                      16,155,749
                                                                                                  --------------
           DRUGSTORE CHAINS (0.8%)
  67,000   CVS Corp.............................................................................       2,680,000
  96,000   Longs Drug Stores Corp...............................................................       2,088,000
 190,000   Rite Aid Corp........................................................................       1,246,875
 107,000   Walgreen Co..........................................................................       3,444,062
                                                                                                  --------------
                                                                                                       9,458,937
                                                                                                  --------------
           E.D.P. PERIPHERALS (0.8%)
  40,000   EMC Corp.*...........................................................................       3,077,500
  22,000   Lexmark International Group, Inc. (Class A)*.........................................       1,479,500
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

  30,000   Network Appliance, Inc.*.............................................................  $   $2,413,125
  42,000   Seagate Technology, Inc.*............................................................       2,310,000
                                                                                                  --------------
                                                                                                       9,280,125
                                                                                                  --------------
           E.D.P. SERVICES (1.1%)
  57,000   Automatic Data Processing, Inc.......................................................       3,053,062
 111,000   Ceridian Corp.*......................................................................       2,670,937
  34,000   Computer Sciences Corp.*.............................................................       2,539,375
  39,000   Electronic Data Systems Corp.........................................................       1,608,750
  59,000   First Data Corp......................................................................       2,927,875
                                                                                                  --------------
                                                                                                      12,799,999
                                                                                                  --------------
           ELECTRIC UTILITIES (6.1%)
  70,000   AES Corp. (The)*.....................................................................       3,193,750
  59,700   Ameren Corp..........................................................................       2,014,875
 129,380   American Electric Power Co., Inc.....................................................       3,832,882
  82,500   Cinergy Corp.........................................................................       2,098,594
  85,000   CMS Energy Corp......................................................................       1,880,625
  68,000   Consolidated Edison, Inc.............................................................       2,014,500
  78,000   Constellation Energy Group, Inc......................................................       2,539,875
  59,500   CP&L, Inc............................................................................       1,900,281
  57,000   Dominion Resources, Inc..............................................................       2,443,875
  70,000   DTE Energy Co........................................................................       2,139,375
  51,460   Duke Energy Corp.....................................................................       2,901,057
 119,000   Edison International.................................................................       2,439,500
  96,000   Entergy Corp.........................................................................       2,610,000
 103,000   FirstEnergy Corp.....................................................................       2,407,625
  58,000   Florida Progress Corp................................................................       2,718,750
  54,000   FPL Group, Inc.......................................................................       2,673,000
  68,000   GPU, Inc.............................................................................       1,840,250
  75,000   New Century Energies, Inc............................................................       2,250,000
 211,800   Niagara Mohawk Holdings Inc.*........................................................       2,951,962
 101,000   Northern States Power Co.............................................................       2,038,937
  72,000   PECO Energy Co.......................................................................       2,902,500
 106,200   PG & E Corp..........................................................................       2,615,175
  73,000   Pinnacle West Capital Corp...........................................................       2,472,875
  86,000   PPL Corp.............................................................................       1,886,625
  79,000   Public Service Enterprise Group, Inc.................................................       2,735,375
  97,000   Reliant Energy, Inc..................................................................       2,867,562
 112,000   Southern Co..........................................................................       2,611,000
  66,000   TXU Corp.............................................................................       1,947,000
  71,000   Unicom Corp..........................................................................       2,746,812
                                                                                                  --------------
                                                                                                      71,674,637
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRICAL PRODUCTS (0.7%)
  58,000   Cooper Industries, Inc...............................................................  $    1,888,625
  43,500   Emerson Electric Co..................................................................       2,626,312
  31,260   Energizer Holdings, Inc..............................................................         570,495
  46,875   Molex Inc............................................................................       2,258,789
  72,000   Thomas & Betts Corp..................................................................       1,377,000
                                                                                                  --------------
                                                                                                       8,721,221
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.6%)
 116,000   Andrew Corp.*........................................................................       3,893,250
  64,000   Solectron Corp.*.....................................................................       2,680,000
                                                                                                  --------------
                                                                                                       6,573,250
                                                                                                  --------------
           ELECTRONIC DATA PROCESSING (1.7%)
  39,400   Apple Computer, Inc.*................................................................       2,061,112
 101,000   Compaq Computer Corp.................................................................       2,581,812
  50,000   Dell Computer Corp.*.................................................................       2,465,625
  45,000   Gateway, Inc.........................................................................       2,553,750
  19,000   Hewlett-Packard Co...................................................................       2,372,625
  23,000   International Business Machines Corp.................................................       2,519,937
  33,200   NCR Corp.*...........................................................................       1,292,725
  50,900   Silicon Graphics, Inc.*..............................................................         190,875
  30,000   Sun Microsystems, Inc.*..............................................................       2,728,125
  91,000   Unisys Corp.*........................................................................       1,325,187
                                                                                                  --------------
                                                                                                      20,091,773
                                                                                                  --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
  27,000   Applied Materials, Inc.*.............................................................       2,446,875
  32,000   KLA-Tencor Corp.*....................................................................       1,874,000
  31,000   Teradyne, Inc.*......................................................................       2,278,500
                                                                                                  --------------
                                                                                                       6,599,375
                                                                                                  --------------
           ENGINEERING & CONSTRUCTION (0.3%)
  63,000   Fluor Corp...........................................................................       1,992,375
 127,300   Foster Wheeler Corp..................................................................       1,097,962
                                                                                                  --------------
                                                                                                       3,090,337
                                                                                                  --------------
           ENVIRONMENTAL SERVICES (0.5%)
 317,000   Allied Waste Industries, Inc.*.......................................................       3,170,000
 114,000   Waste Management, Inc................................................................       2,166,000
                                                                                                  --------------
                                                                                                       5,336,000
                                                                                                  --------------
           FARMING/SEEDS/MILLING (0.2%)
 204,000   Archer-Daniels-Midland Co............................................................       2,001,750
                                                                                                  --------------
           FINANCE COMPANIES (1.6%)
  89,000   Associates First Capital Corp. (Class A).............................................       1,985,812
  57,000   Capital One Financial Corp...........................................................       2,543,625
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  68,000   Countrywide Credit Industries, Inc...................................................  $    2,061,250
  45,000   Fannie Mae...........................................................................       2,348,437
  52,000   Freddie Mac..........................................................................       2,106,000
  71,500   Household International, Inc.........................................................       2,971,719
 108,000   MBNA Corp............................................................................       2,929,500
  53,000   SLM Holding Corp.....................................................................       1,984,187
                                                                                                  --------------
                                                                                                      18,930,530
                                                                                                  --------------
           FINANCIAL PUBLISHING/SERVICES (0.6%)
  90,300   Dun & Bradstreet Corp................................................................       2,584,837
  73,000   Equifax, Inc.........................................................................       1,916,250
  53,000   McGraw-Hill Companies, Inc...........................................................       2,862,000
                                                                                                  --------------
                                                                                                       7,363,087
                                                                                                  --------------
           FLUID CONTROLS (0.2%)
  64,000   Parker-Hannifin Corp.................................................................       2,192,000
                                                                                                  --------------
           FOOD CHAINS (0.9%)
  70,000   Albertson's, Inc.....................................................................       2,327,500
 109,000   Great Atlantic & Pacific Tea Co., Inc................................................       1,812,125
 124,000   Kroger Co.*..........................................................................       2,735,750
  56,000   Safeway Inc.*........................................................................       2,527,000
 105,000   Winn-Dixie Stores, Inc...............................................................       1,502,812
                                                                                                  --------------
                                                                                                      10,905,187
                                                                                                  --------------
           FOOD DISTRIBUTORS (0.5%)
 129,000   Supervalu, Inc.......................................................................       2,459,062
  77,000   SYSCO Corp...........................................................................       3,243,625
                                                                                                  --------------
                                                                                                       5,702,687
                                                                                                  --------------
           FOREST PRODUCTS (0.5%)
  65,000   Georgia-Pacific Corp.................................................................       1,706,250
 175,000   Louisiana-Pacific Corp...............................................................       1,903,125
  43,000   Weyerhaeuser Co......................................................................       1,849,000
                                                                                                  --------------
                                                                                                       5,458,375
                                                                                                  --------------
           GENERIC DRUGS (0.3%)
  62,000   Watson Pharmaceuticals, Inc.*........................................................       3,332,500
                                                                                                  --------------
           HOME BUILDING (0.6%)
  86,200   Centex Corp..........................................................................       2,025,700
 110,830   Kaufman & Broad Home Corp............................................................       2,195,819
 119,850   Pulte Corp...........................................................................       2,591,756
                                                                                                  --------------
                                                                                                       6,813,275
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HOME FURNISHINGS (0.5%)
 109,000   Leggett & Platt, Inc.................................................................  $    1,798,500
  81,000   Newell Rubbermaid, Inc...............................................................       2,085,750
 112,000   Tupperware Corp......................................................................       2,464,000
                                                                                                  --------------
                                                                                                       6,348,250
                                                                                                  --------------
           HOSPITAL/NURSING MANAGEMENT (0.6%)
  86,000   HCA-The Healthcare Corp..............................................................       2,612,250
 159,000   Manor Care, Inc......................................................................       1,113,000
 116,000   Tenet Healthcare Corp.*..............................................................       3,132,000
                                                                                                  --------------
                                                                                                       6,857,250
                                                                                                  --------------
           HOTELS/RESORTS (0.6%)
  82,000   Carnival Corp........................................................................       1,599,000
 248,000   Hilton Hotels Corp...................................................................       2,325,000
  80,720   Marriott International, Inc. (Class A)...............................................       2,910,965
                                                                                                  --------------
                                                                                                       6,834,965
                                                                                                  --------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.4%)
  46,000   Illinois Tool Works Inc..............................................................       2,622,000
  56,100   Ingersoll-Rand Co....................................................................       2,258,025
                                                                                                  --------------
                                                                                                       4,880,025
                                                                                                  --------------
           INDUSTRIAL SPECIALTIES (0.8%)
  77,000   Ecolab, Inc..........................................................................       3,007,812
  52,000   Millipore Corp.......................................................................       3,919,500
 116,000   Pall Corp............................................................................       2,146,000
                                                                                                  --------------
                                                                                                       9,073,312
                                                                                                  --------------
           INSURANCE BROKERS/SERVICES (0.5%)
  77,070   AON Corp.............................................................................       2,393,987
  28,000   Marsh & McLennan Cos., Inc...........................................................       2,924,250
                                                                                                  --------------
                                                                                                       5,318,237
                                                                                                  --------------
           INTEGRATED OIL COMPANIES (1.8%)
  37,000   Amerada Hess Corp....................................................................       2,284,750
   9,480   BP Amoco PLC (United Kingdom)........................................................         536,212
  32,000   Chevron Corp.........................................................................       2,714,000
  96,500   Conoco, Inc. (Class B)...............................................................       2,370,281
  36,000   Exxon Mobil Corp.....................................................................       2,826,000
  57,000   Phillips Petroleum Co................................................................       2,889,187
  51,100   Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................       3,145,844
  43,000   Texaco, Inc..........................................................................       2,289,750
  72,000   Unocal Corp..........................................................................       2,385,000
                                                                                                  --------------
                                                                                                      21,441,024
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNET SERVICES (0.3%)
  34,000   America Online, Inc.*................................................................  $    1,793,500
  15,000   Yahoo! Inc.*.........................................................................       1,858,125
                                                                                                  --------------
                                                                                                       3,651,625
                                                                                                  --------------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.4%)
  56,300   Bear Stearns Companies, Inc..........................................................       2,343,487
  28,000   Lehman Brothers Holdings, Inc........................................................       2,647,750
  28,000   Merrill Lynch & Co., Inc.............................................................       3,220,000
  35,000   Morgan Stanley Dean Witter & Co. (Note 4)............................................       2,913,750
  56,000   Paine Webber Group, Inc..............................................................       2,548,000
  72,000   Schwab (Charles) Corp................................................................       2,421,000
                                                                                                  --------------
                                                                                                      16,093,987
                                                                                                  --------------
           INVESTMENT MANAGERS (0.4%)
  70,000   Franklin Resources, Inc..............................................................       2,126,250
  63,000   Price (T.) Rowe Associates, Inc......................................................       2,677,500
                                                                                                  --------------
                                                                                                       4,803,750
                                                                                                  --------------
           LIFE INSURANCE (0.8%)
  42,000   American General Corp................................................................       2,562,000
  43,000   Jefferson-Pilot Corp.................................................................       2,426,812
  66,000   Lincoln National Corp................................................................       2,384,250
  81,600   Torchmark Corp.......................................................................       2,014,500
                                                                                                  --------------
                                                                                                       9,387,562
                                                                                                  --------------
           MAJOR BANKS (4.0%)
  51,000   Bank of America Corp.................................................................       2,193,000
  66,000   Bank of New York Co., Inc............................................................       3,069,000
  70,000   Bank One Corp........................................................................       1,859,375
  79,000   BB&T Corp............................................................................       1,886,125
  45,000   Chase Manhattan Corp. (The)..........................................................       2,072,812
  52,890   Comerica, Inc........................................................................       2,373,439
  67,000   First Union Corp.....................................................................       1,662,437
  77,000   FleetBoston Financial Corp...........................................................       2,618,000
 103,000   Huntington Bancshares, Inc...........................................................       1,628,687
 103,000   KeyCorp..............................................................................       1,815,375
  94,000   Mellon Financial Corp................................................................       3,425,125
  21,000   Morgan (J.P.) & Co., Inc.............................................................       2,312,625
 104,000   National City Corp...................................................................       1,774,500
  56,460   PNC Bank Corp........................................................................       2,646,562
  78,000   SouthTrust Corp......................................................................       1,764,750
  30,000   State Street Corp....................................................................       3,181,875
  79,000   Summit Bancorp.......................................................................       1,945,375
  44,340   SunTrust Banks, Inc..................................................................       2,025,784

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  98,000   U.S. Bancorp.........................................................................  $    1,886,500
  35,000   Wachovia Corp........................................................................       1,898,750
  69,000   Wells Fargo & Co.....................................................................       2,673,750
                                                                                                  --------------
                                                                                                      46,713,846
                                                                                                  --------------
           MAJOR CHEMICALS (1.0%)
  66,000   Dow Chemical Co......................................................................       1,992,375
  44,000   DuPont (E.I) de Nemours & Co., Inc...................................................       1,925,000
  43,000   Eastman Chemical Co..................................................................       2,053,250
 131,000   Hercules Inc.........................................................................       1,842,188
  65,000   Rohm & Haas Co.......................................................................       2,242,500
  42,000   Union Carbide Corp...................................................................       2,079,000
                                                                                                  --------------
                                                                                                      12,134,313
                                                                                                  --------------
           MAJOR PHARMACEUTICALS (2.8%)
  69,000   Abbott Laboratories..................................................................       3,074,813
  54,000   American Home Products Corp..........................................................       3,172,500
  44,000   Bristol-Myers Squibb Co..............................................................       2,563,000
  33,000   Johnson & Johnson....................................................................       3,361,875
  41,000   Lilly (Eli) & Co.....................................................................       4,094,875
  43,000   Merck & Co., Inc.....................................................................       3,294,875
 142,250   Pfizer Inc...........................................................................       6,828,000
  73,000   Pharmacia Corp.......................................................................       3,773,188
  60,000   Schering-Plough Corp.................................................................       3,030,000
                                                                                                  --------------
                                                                                                      33,193,126
                                                                                                  --------------
           MAJOR U.S. TELECOMMUNICATIONS (1.9%)
  37,000   ALLTEL Corp..........................................................................       2,291,688
  50,000   AT&T Corp............................................................................       1,581,250
  46,000   Bell Atlantic Corp...................................................................       2,337,375
  58,000   BellSouth Corp.......................................................................       2,472,250
  38,000   GTE Corp.............................................................................       2,365,500
  63,000   SBC Communications, Inc..............................................................       2,724,750
  46,000   Sprint Corp. (FON Group).............................................................       2,346,000
  38,000   U.S. West, Inc.......................................................................       3,258,500
  60,000   WorldCom, Inc.*......................................................................       2,752,500
                                                                                                  --------------
                                                                                                      22,129,813
                                                                                                  --------------
           MANAGED HEALTH CARE (0.8%)
  36,000   Aetna Inc............................................................................       2,310,750
 319,000   Humana, Inc.*........................................................................       1,555,125
  43,000   UnitedHealth Group Inc...............................................................       3,687,250
  27,000   Wellpoint Health Networks, Inc.*.....................................................       1,955,813
                                                                                                  --------------
                                                                                                       9,508,938
                                                                                                  --------------
           MEAT/POULTRY/FISH (0.2%)
 118,000   ConAgra, Inc.........................................................................       2,249,375
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MEDIA CONGLOMERATES (0.8%)
  68,000   Disney (Walt) Co. (The)..............................................................  $    2,639,250
  27,000   Time Warner Inc......................................................................       2,052,000
  73,700   Viacom, Inc. (Class B)*..............................................................       5,025,419
                                                                                                  --------------
                                                                                                       9,716,669
                                                                                                  --------------
           MEDICAL EQUIPMENT & SUPPLIES (0.2%)
  52,000   Medtronic, Inc.......................................................................       2,590,250
                                                                                                  --------------
           MEDICAL SPECIALTIES (2.7%)
  69,000   ALZA Corp. (Class A)*................................................................       4,079,625
  64,000   Bard (C.R.), Inc.....................................................................       3,080,000
  44,000   Bausch & Lomb, Inc...................................................................       3,404,500
  47,000   Baxter International, Inc............................................................       3,304,688
  76,000   Becton, Dickinson & Co...............................................................       2,180,250
  76,000   Biomet, Inc..........................................................................       2,921,250
 108,000   Boston Scientific Corp.*.............................................................       2,369,250
   9,400   Edwards Lifesciences Corp............................................................         173,900
  42,000   Guidant Corp.........................................................................       2,079,000
  66,000   Mallinckrodt, Inc....................................................................       2,866,875
  29,000   PE Corporation-PE Biosystems Group...................................................       1,910,375
  83,900   St. Jude Medical, Inc.*..............................................................       3,848,913
                                                                                                  --------------
                                                                                                      32,218,626
                                                                                                  --------------
           MEDICAL/DENTAL DISTRIBUTORS (0.5%)
  52,000   Cardinal Health, Inc.................................................................       3,848,000
 113,000   McKesson HBOC, Inc...................................................................       2,365,938
                                                                                                  --------------
                                                                                                       6,213,938
                                                                                                  --------------
           MEDICAL/NURSING SERVICES (0.2%)
 378,000   Healthsouth Corp.*...................................................................       2,716,875
                                                                                                  --------------
           METALS FABRICATIONS (0.2%)
 124,600   Timken Co. (The).....................................................................       2,320,675
                                                                                                  --------------
           MID - SIZED BANKS (1.4%)
 121,000   AmSouth Bancorporation...............................................................       1,905,750
  45,000   Fifth Third Bancorp..................................................................       2,846,250
  89,000   Firstar Corp.........................................................................       1,874,563
  42,000   Northern Trust Corp..................................................................       2,730,000
  71,400   Old Kent Financial Corp..............................................................       1,909,950
  98,000   Regions Financial Corp...............................................................       1,941,625
 114,000   Synovus Financial Corp...............................................................       2,009,250
  64,500   Union Planters Corp..................................................................       1,801,969
                                                                                                  --------------
                                                                                                      17,019,357
                                                                                                  --------------
           MILITARY/GOV'T/TECHNICAL (0.6%)
  55,000   General Dynamics Corp................................................................       2,873,750
  45,000   PerkinElmer, Inc.....................................................................       2,975,625
  90,000   Raytheon Co. (Class B)...............................................................       1,732,500
                                                                                                  --------------
                                                                                                       7,581,875
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MOTOR VEHICLES (0.5%)
  55,000   Ford Motor Co........................................................................  $    2,365,000
  37,000   General Motors Corp..................................................................       2,148,313
  40,000   Harley-Davidson, Inc.................................................................       1,540,000
                                                                                                  --------------
                                                                                                       6,053,313
                                                                                                  --------------
           MOVIES/ENTERTAINMENT (0.2%)
  47,000   Seagram Co. Ltd. (Canada)............................................................       2,726,000
                                                                                                  --------------
           MULTI-LINE INSURANCE (1.1%)
  85,000   Allstate Corp........................................................................       1,891,250
  26,000   American International Group, Inc....................................................       3,055,000
  34,000   CIGNA Corp...........................................................................       3,179,000
  59,000   Hartford Financial Services Group, Inc...............................................       3,300,313
  98,000   Safeco Corp..........................................................................       1,947,750
                                                                                                  --------------
                                                                                                      13,373,313
                                                                                                  --------------
           MULTI-SECTOR COMPANIES (1.2%)
 116,000   Crane Co.............................................................................       2,820,250
  80,000   Fortune Brands, Inc..................................................................       1,845,000
  54,000   General Electric Co..................................................................       2,862,000
 270,000   McDermott International, Inc.........................................................       2,379,375
  93,000   National Service Industries, Inc.....................................................       1,813,500
  41,980   Textron, Inc.........................................................................       2,280,039
                                                                                                  --------------
                                                                                                      14,000,164
                                                                                                  --------------
           NATURAL GAS (1.0%)
  48,000   Eastern Enterprises..................................................................       3,024,000
  68,630   Nicor Inc............................................................................       2,239,054
  78,000   ONEOK, Inc...........................................................................       2,023,125
  60,000   Peoples Energy Corp..................................................................       1,942,500
 117,371   Sempra Energy........................................................................       1,995,307
                                                                                                  --------------
                                                                                                      11,223,986
                                                                                                  --------------
           NEWSPAPERS (1.1%)
  41,000   Dow Jones & Co., Inc.................................................................       3,003,250
  41,000   Gannett Co., Inc.....................................................................       2,452,313
  50,460   Knight-Ridder, Inc...................................................................       2,683,841
  66,000   New York Times Co. (The) (Class A)...................................................       2,607,000
  61,000   Tribune Co...........................................................................       2,135,000
                                                                                                  --------------
                                                                                                      12,881,404
                                                                                                  --------------
           OFFICE EQUIPMENT/SUPPLIES (0.6%)
  44,000   Avery Dennison Corp..................................................................       2,953,500
  52,000   Pitney Bowes, Inc....................................................................       2,080,000
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  97,000   Xerox Corp...........................................................................  $    2,012,750
                                                                                                  --------------
                                                                                                       7,046,250
                                                                                                  --------------
           OIL & GAS PRODUCTION (1.5%)
  59,000   Anardarko Petroleum Corp.............................................................       2,909,438
  58,000   Apache Corp..........................................................................       3,411,125
  72,500   Burlington Resources, Inc............................................................       2,773,125
  48,000   Kerr-McGee Corp......................................................................       2,829,000
 113,000   Occidental Petroleum Corp............................................................       2,380,063
 163,000   Union Pacific Resources Group, Inc...................................................       3,586,000
                                                                                                  --------------
                                                                                                      17,888,751
                                                                                                  --------------
           OIL REFINING/MARKETING (0.8%)
  55,000   Ashland, Inc.........................................................................       1,928,438
  94,000   Sunoco, Inc..........................................................................       2,767,125
  90,000   Tosco Corp...........................................................................       2,548,125
  94,000   USX-Marathon Group...................................................................       2,355,875
                                                                                                  --------------
                                                                                                       9,599,563
                                                                                                  --------------
           OIL/GAS TRANSMISSION (1.3%)
  60,000   Coastal Corp.........................................................................       3,652,500
  46,000   Columbia Energy Group................................................................       3,018,750
  70,000   El Paso Energy Corp..................................................................       3,565,625
  40,000   Enron Corp...........................................................................       2,580,000
  65,000   Williams Companies, Inc..............................................................       2,709,688
                                                                                                  --------------
                                                                                                      15,526,563
                                                                                                  --------------
           OILFIELD SERVICES/EQUIPMENT (0.8%)
  97,000   Baker Hughes Inc.....................................................................       3,104,000
  72,000   Halliburton Co.......................................................................       3,397,500
  36,000   Schlumberger Ltd.....................................................................       2,686,500
                                                                                                  --------------
                                                                                                       9,188,000
                                                                                                  --------------
           OTHER CONSUMER SERVICES (0.3%)
  59,000   Block (H.&R.), Inc...................................................................       1,910,125
 131,000   Cendant Corp.*.......................................................................       1,834,000
                                                                                                  --------------
                                                                                                       3,744,125
                                                                                                  --------------
           OTHER METALS/MINERALS (0.5%)
 101,000   Allegheny Technologies Inc...........................................................       1,818,000
 135,000   Inco Ltd. (Canada)*..................................................................       2,075,625
  47,000   Phelps Dodge Corp....................................................................       1,747,813
                                                                                                  --------------
                                                                                                       5,641,438
                                                                                                  --------------
           OTHER PHARMACEUTICALS (0.3%)
  51,000   Allergan, Inc........................................................................       3,799,500
                                                                                                  --------------
           OTHER SPECIALTY STORES (0.9%)
  89,000   AutoZone, Inc.*......................................................................       1,958,000
  63,000   Bed Bath & Beyond Inc.*..............................................................       2,279,813
 208,000   Office Depot, Inc.*..................................................................       1,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 197,000   Pep Boys-Manny Moe & Jack............................................................  $    1,182,000
 108,000   Staples, Inc.*.......................................................................       1,660,500
 136,000   Toys 'R' Us, Inc.*...................................................................       1,980,500
                                                                                                  --------------
                                                                                                      10,360,813
                                                                                                  --------------
           OTHER TELECOMMUNICATIONS (0.3%)
  63,000   CenturyTel, Inc......................................................................       1,811,250
  56,000   Global Crossing Ltd. (Bermuda)*......................................................       1,473,500
                                                                                                  --------------
                                                                                                       3,284,750
                                                                                                  --------------
           PACKAGE GOODS/COSMETICS (1.7%)
  97,000   Alberto-Culver Co. (Class B).........................................................       2,964,563
  67,000   Avon Products, Inc...................................................................       2,981,500
  65,000   Clorox Co............................................................................       2,912,813
  49,000   Colgate-Palmolive Co.................................................................       2,933,875
  58,500   Gillette Co..........................................................................       2,043,844
  66,000   International Flavors & Fragrances, Inc..............................................       1,992,375
  46,500   Kimberly-Clark Corp..................................................................       2,667,938
  36,000   Procter & Gamble Co..................................................................       2,061,000
                                                                                                  --------------
                                                                                                      20,557,908
                                                                                                  --------------
           PACKAGED FOODS (2.3%)
  53,000   Bestfoods............................................................................       3,670,250
  67,000   Campbell Soup Co.....................................................................       1,951,375
  70,000   General Mills, Inc...................................................................       2,677,500
  65,000   Heinz (H.J.) Co......................................................................       2,843,750
  73,000   Kellogg Co...........................................................................       2,171,750
 198,000   Nabisco Group Holdings...............................................................       5,135,625
  45,000   Quaker Oats Company (The)............................................................       3,380,625
  93,780   Ralston-Ralston Purina Group.........................................................       1,869,739
 112,920   Sara Lee Corp........................................................................       2,180,768
  40,000   Unilever N.V. (Netherlands)..........................................................       1,720,000
                                                                                                  --------------
                                                                                                      27,601,382
                                                                                                  --------------
           PAINTS/COATINGS (0.4%)
  45,000   PPG Industries, Inc..................................................................       1,994,063
 107,000   Sherwin-Williams Co..................................................................       2,267,063
                                                                                                  --------------
                                                                                                       4,261,126
                                                                                                  --------------
           PAPER (1.2%)
  68,000   Boise Cascade Corp...................................................................       1,759,500
  85,000   Fort James Corp......................................................................       1,965,625
  94,779   International Paper Co...............................................................       2,825,597
  73,000   Mead Corp............................................................................       1,843,250
  64,000   Potlatch Corp........................................................................       2,120,000
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  81,000   Westavaco Corp.......................................................................  $    2,009,813
  68,000   Willamette Industries, Inc...........................................................       1,853,000
                                                                                                  --------------
                                                                                                      14,376,785
                                                                                                  --------------
           PHOTOGRAPHIC PRODUCTS (0.3%)
  33,000   Eastman Kodak Co.....................................................................       1,963,500
 107,000   Polaroid Corp........................................................................       1,932,688
                                                                                                  --------------
                                                                                                       3,896,188
                                                                                                  --------------
           PRECIOUS METALS (0.8%)
 109,000   Barrick Gold Corp. (Canada)..........................................................       1,982,438
 165,000   Freeport-McMoRan Copper & Gold, Inc. (Class B).......................................       1,526,250
 319,000   Homestake Mining Co..................................................................       2,193,125
 105,000   Newmont Mining Corp..................................................................       2,270,625
 211,000   Placer Dome Inc. (Canada)............................................................       2,017,688
                                                                                                  --------------
                                                                                                       9,990,126
                                                                                                  --------------
           PRECISION INSTRUMENTS (0.4%)
  13,246   Agilent Technologies, Inc.*..........................................................         976,893
  48,000   Tektronix, Inc.......................................................................       3,552,000
                                                                                                  --------------
                                                                                                       4,528,893
                                                                                                  --------------
           PRINTING/FORMS (0.3%)
  78,400   Deluxe Corp..........................................................................       1,847,300
  92,500   Donnelley (R.R.) & Sons Co...........................................................       2,087,031
                                                                                                  --------------
                                                                                                       3,934,331
                                                                                                  --------------
           PROPERTY - CASUALTY INSURERS (1.0%)
  43,000   Chubb Corp...........................................................................       2,644,500
  67,000   Cincinnati Financial Corp............................................................       2,106,313
  39,000   Loews Corp...........................................................................       2,340,000
  30,000   Progressive Corp.....................................................................       2,220,000
  74,000   St. Paul Companies, Inc..............................................................       2,525,250
                                                                                                  --------------
                                                                                                      11,836,063
                                                                                                  --------------
           RAILROADS (0.9%)
  84,000   Burlington Northern Santa Fe Corp....................................................       1,926,750
  85,000   CSX Corp.............................................................................       1,800,938
  32,000   Kansas City Southern Industries, Inc.................................................       2,838,000
 126,000   Norfolk Southern Corp................................................................       1,874,250
  51,000   Union Pacific Corp...................................................................       1,896,563
                                                                                                  --------------
                                                                                                      10,336,501
                                                                                                  --------------
           RECREATIONAL PRODUCTS/TOYS (0.5%)
 106,000   Brunswick Corp.......................................................................       1,755,625
 129,000   Hasbro, Inc..........................................................................       1,943,063

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 163,000   Mattel, Inc..........................................................................  $    2,149,563
                                                                                                  --------------
                                                                                                       5,848,251
                                                                                                  --------------
           RENTAL/LEASING COMPANIES (0.2%)
 101,800   Ryder System, Inc....................................................................       1,927,838
                                                                                                  --------------
           RESTAURANTS (0.8%)
 158,000   Darden Restaurants, Inc..............................................................       2,567,500
  77,000   McDonald's Corp......................................................................       2,536,188
  68,000   Tricon Global Restaurants, Inc.*.....................................................       1,921,000
 118,000   Wendy's International, Inc...........................................................       2,101,875
                                                                                                  --------------
                                                                                                       9,126,563
                                                                                                  --------------
           SAVINGS & LOAN ASSOCIATIONS (0.5%)
  14,000   Charter One Financial, Inc...........................................................         322,000
  85,750   Golden West Financial Corp...........................................................       3,499,672
  87,000   Washington Mutual, Inc...............................................................       2,512,125
                                                                                                  --------------
                                                                                                       6,333,797
                                                                                                  --------------
           SEMICONDUCTORS (2.0%)
  43,000   Advanced Micro Devices, Inc.*........................................................       3,321,750
  33,000   Analog Devices, Inc.*................................................................       2,508,000
  22,000   Conexant Systems, Inc.*..............................................................       1,068,375
  20,000   Intel Corp...........................................................................       2,672,500
  34,000   LSI Logic Corp.*.....................................................................       1,840,250
  14,000   Maxim Integrated Products, Inc.*.....................................................         950,250
  40,000   Micron Technology, Inc.*.............................................................       3,522,500
   6,998   MIPS Technologies, Inc.*.............................................................         272,938
  39,000   National Semiconductor Corp.*........................................................       2,213,250
  32,000   Texas Instruments, Inc...............................................................       2,198,000
  38,000   Xilinx, Inc.*........................................................................       3,137,375
                                                                                                  --------------
                                                                                                      23,705,188
                                                                                                  --------------
           SERVICES TO THE HEALTH INDUSTRY (0.6%)
 102,000   IMS Health Inc.......................................................................       1,836,000
 117,000   Quintiles Transnational Corp.*.......................................................       1,645,313
  48,000   Shared Medical Systems Corp..........................................................       3,501,000
                                                                                                  --------------
                                                                                                       6,982,313
                                                                                                  --------------
           SHOE MANUFACTURING (0.5%)
  51,000   Nike, Inc. (Class B).................................................................       2,030,438
 220,800   Reebok International Ltd.*...........................................................       3,519,000
                                                                                                  --------------
                                                                                                       5,549,438
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SPECIALTY CHEMICALS (1.3%)
  72,600   Air Products & Chemicals, Inc........................................................  $    2,236,988
 115,000   Engelhard Corp.......................................................................       1,962,188
  33,000   FMC Corp.*...........................................................................       1,914,000
 170,000   Grace (W. R.) & Co...................................................................       2,061,250
  65,000   Great Lakes Chemical Corp............................................................       2,047,500
  61,500   Praxair, Inc.........................................................................       2,302,406
  80,500   Sigma-Aldrich Corp...................................................................       2,354,625
                                                                                                  --------------
                                                                                                      14,878,957
                                                                                                  --------------
           SPECIALTY FOODS/CANDY (0.4%)
  47,400   Hershey Foods Corp...................................................................       2,298,900
  32,000   Wrigley (Wm.) Jr. Co. (Class A)......................................................       2,566,000
                                                                                                  --------------
                                                                                                       4,864,900
                                                                                                  --------------
           SPECIALTY INSURERS (0.4%)
  47,000   MBIA, Inc............................................................................       2,264,813
  48,000   MGIC Investment Corp.................................................................       2,184,000
                                                                                                  --------------
                                                                                                       4,448,813
                                                                                                  --------------
           SPECIALTY STEELS (0.2%)
  57,000   Nucor Corp...........................................................................       1,891,688
                                                                                                  --------------
           STEEL/IRON ORE (0.4%)
 348,000   Bethlehem Steel Corp.*...............................................................       1,239,750
  99,000   USX-U.S. Steel Group.................................................................       1,837,688
 196,000   Worthington Industries, Inc..........................................................       2,058,000
                                                                                                  --------------
                                                                                                       5,135,438
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (2.1%)
  54,000   ADC Telecommunications, Inc.*........................................................       4,525,875
  26,000   Comverse Technology, Inc.*...........................................................       2,418,000
  14,000   Corning Inc..........................................................................       3,778,250
  42,000   Lucent Technologies Inc..............................................................       2,488,500
  45,000   Motorola, Inc........................................................................       1,307,813
  40,000   Nortel Networks Corp. (Canada).......................................................       2,730,000
  19,000   QUALCOMM Inc.*.......................................................................       1,138,813
  40,000   Scientific - Atlanta, Inc............................................................       2,980,000
  46,000   Tellabs, Inc.*.......................................................................       3,148,125
                                                                                                  --------------
                                                                                                      24,515,376
                                                                                                  --------------
           TEXTILES (0.2%)
  62,500   Springs Industries, Inc. (Class A)...................................................       2,011,719
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           TOBACCO (0.3%)
  89,420   Philip Morris Companies, Inc.........................................................  $    2,375,219
 116,000   UST, Inc.............................................................................       1,703,750
                                                                                                  --------------
                                                                                                       4,078,969
                                                                                                  --------------
           TOOLS/HARDWARE (0.8%)
  58,000   Black & Decker Corp..................................................................       2,280,125
  51,000   Briggs & Stratton Corp...............................................................       1,746,750
  78,640   Snap-On, Inc.........................................................................       2,093,790
  78,000   Stanley Works........................................................................       1,852,500
                                                                                                  --------------
                                                                                                       7,973,165
                                                                                                  --------------
           WHOLESALE DISTRIBUTORS (0.1%)
  52,000   Grainger (W.W.), Inc.................................................................       1,602,250
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $747,219,993).......................................................   1,157,039,972
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (0.7%)
           U.S. GOVERNMENT AGENCY
 $ 8,200   Federal Home Loan Banks 6.57% due 07/03/00 (AMORTIZED COST $8,197,007)...............  $    8,197,007
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $755,417,000)(b).......................................................   99.1%    1,165,236,979

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.9        10,563,853
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,175,800,832
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $503,748,129 and the aggregate gross unrealized depreciation is $93,928,150, resulting in net unrealized appreciation of $409,819,979.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (identified cost $755,417,000)............................................................  $1,165,236,979
Cash........................................................................................          23,976
Receivable for:
    Investments sold........................................................................      14,261,241
    Dividends...............................................................................       1,629,406
    Shares of beneficial interest sold......................................................         313,788
Prepaid expenses and other assets...........................................................          48,181
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,181,513,571
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................       3,153,381
    Shares of beneficial interest repurchased...............................................       1,009,010
    Plan of distribution fee................................................................         898,032
    Investment management fee...............................................................         466,097
Accrued expenses and other payables.........................................................         186,219
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       5,712,739
                                                                                              --------------
     NET ASSETS.............................................................................  $1,175,800,832
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  564,240,458
Net unrealized appreciation.................................................................     409,819,979
Accumulated undistributed net investment income.............................................       4,327,553
Accumulated undistributed net realized gain.................................................     197,412,842
                                                                                              --------------
     NET ASSETS.............................................................................  $1,175,800,832
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   18,488,656
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         531,253
     NET ASSET VALUE PER SHARE..............................................................          $34.80
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $36.73
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,102,818,816
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      31,729,499
     NET ASSET VALUE PER SHARE..............................................................          $34.76
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................  $    8,294,188
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         239,638
     NET ASSET VALUE PER SHARE..............................................................          $34.61
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................  $   46,199,172
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,324,431
     NET ASSET VALUE PER SHARE..............................................................          $34.88
                                                                                              ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INCOME
Dividends (net of $57,197 foreign withholding tax)...........................................  $  23,900,028
Interest.....................................................................................         73,636
                                                                                               -------------

     TOTAL INCOME............................................................................     23,973,664
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         56,868
Plan of distribution fee (Class B shares)....................................................     11,340,621
Plan of distribution fee (Class C shares)....................................................         88,718
Investment management fee....................................................................      6,295,516
Transfer agent fees and expenses.............................................................      1,153,980
S&P license fee..............................................................................        204,548
Shareholder reports and notices..............................................................        128,885
Custodian fees...............................................................................        112,606
Registration fees............................................................................         86,518
Professional fees............................................................................         76,996
Trustees' fees and expenses..................................................................         16,268
Other........................................................................................         14,430
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     19,575,954
                                                                                               -------------

     NET INVESTMENT INCOME:..................................................................      4,397,710
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain............................................................................    205,392,501
Net change in unrealized appreciation........................................................   (278,483,081)
                                                                                               -------------

     NET LOSS................................................................................    (73,090,580)
                                                                                               -------------

NET DECREASE.................................................................................  $ (68,692,870)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 2000   JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $    4,397,710  $    4,413,647
Net realized gain...........................................................     205,392,501     167,424,992
Net change in unrealized appreciation.......................................    (278,483,081)     13,016,811
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................     (68,692,870)    184,855,450
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................        (224,412)       (180,719)
    Class B shares..........................................................      (1,848,606)     (4,196,032)
    Class C shares..........................................................          (7,042)        (31,601)
    Class D shares..........................................................        (499,079)       (591,644)
Net realized gain
    Class A shares..........................................................      (2,899,725)     (1,373,528)
    Class B shares..........................................................    (142,677,362)   (102,029,801)
    Class C shares..........................................................      (1,105,847)       (676,323)
    Class D shares..........................................................      (5,255,324)     (3,651,949)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................    (154,517,397)   (112,731,597)
                                                                              --------------  --------------
Net decrease from transactions in shares of beneficial interest.............    (190,582,088)   (182,655,419)
                                                                              --------------  --------------

     NET DECREASE...........................................................    (413,792,355)   (110,531,566)

NET ASSETS:
Beginning of period.........................................................   1,589,593,187   1,700,124,753
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,327,553 AND
    $2,502,703, RESPECTIVELY)...............................................  $1,175,800,832  $1,589,593,187
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $62,357,249 at June 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.91%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,372,154 and $2,280, respectively and received $15,343 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2000 aggregated $142,745,049 and $493,615,264, respectively. Also included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $2,738,399 as well as a realized gain of $2,380,503.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $5,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees fees and expenses in the Statement of Operations amounted to $4,227. At June 30, 2000, the Fund had accrued pension liability of $66,780 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          JUNE 30, 2000               JUNE 30, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      271,786  $   9,990,865       245,777  $   8,969,137
Reinvestment of dividends and distributions......................       87,762      2,951,436        41,964      1,425,933
Redeemed.........................................................     (448,933)   (15,520,794)     (144,015)    (5,239,246)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................      (89,385)    (2,578,493)      143,726      5,155,824
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................    2,463,804     90,153,710     3,551,205    130,226,047
Reinvestment of dividends and distributions......................    3,909,380    131,824,277     2,852,816     97,081,343
Redeemed.........................................................  (11,606,746)  (406,730,593)  (11,693,695)  (423,698,835)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................   (5,233,562)  (184,752,606)   (5,289,674)  (196,391,445)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................       61,411      2,233,604       150,627      5,498,048
Reinvestment of dividends and distributions......................       32,130      1,078,614        20,139        682,912
Redeemed.........................................................     (120,392)    (4,157,369)     (137,673)    (5,015,296)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................      (26,851)      (845,151)       33,093      1,165,664
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      585,478     21,192,658       661,154     24,046,274
Reinvestment of dividends and distributions......................      165,573      5,574,843       121,897      4,144,486
Acquisition of Dean Witter Retirement Series - Value-Added Market
 Series                                                                --            --             314,649     10,413,842
Redeemed.........................................................     (817,580)   (29,173,339)     (851,489)   (31,190,064)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................      (66,529)    (2,405,838)      246,211      7,414,538
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................   (5,416,327) $(190,582,088)   (4,866,644) $(182,655,419)
                                                                   ===========  =============   ===========  =============

6. FEDERAL INCOME TAX STATUS

As of June 30, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a dividend redesignation. To reflect reclassification arising from the permanent difference, accumulated undistributed net investment income was credited and accumulated undistributed net realized gain was charged $6,279.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- VALUE-ADDED MARKET SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Value Added Series ("Retirement Value-Added") pursuant to a plan of reorganization approved by the shareholders of Retirement Value-Added on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 314,649 Class D shares of the Fund at a net asset value of $33.09 per share for 1,055,958 shares of Retirement Value-Added. The net assets of the Fund and Retirement Value-Added immediately before the acquisition were $1,402,211,163 and $10,413,842, respectively, including unrealized appreciation of $3,600,118 for Retirement Value Added. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,412,625,005.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                         JUNE 30, 2000    JUNE 30, 1999    JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 40.58          $ 38.63          $ 34.79
                                                                            -------          -------          -------

Income (loss) from investment operations:
   Net investment income..............................................         0.34             0.35             0.30
   Net realized and unrealized gain (loss)............................        (1.76)            4.55             5.07
                                                                            -------          -------          -------

Total income (loss) from investment operations........................        (1.42)            4.90             5.37
                                                                            -------          -------          -------

Less dividends and distributions from:
   Net investment income..............................................        (0.31)           (0.34)           (0.23)
   Net realized gain..................................................        (4.05)           (2.61)           (1.30)
                                                                            -------          -------          -------

Total dividends and distributions.....................................        (4.36)           (2.95)           (1.53)
                                                                            -------          -------          -------

Net asset value, end of period........................................      $ 34.80          $ 40.58          $ 38.63
                                                                            =======          =======          =======

TOTAL RETURN+.........................................................        (3.11)%          14.17%           16.01%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83 %(3)        0.80%(3)         0.83%(2)

Net investment income.................................................         0.93 %(3)        0.87%(3)         0.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                                     $18,489          $25,187          $18,422

Portfolio turnover rate...............................................           11 %             13%              18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                 FOR THE YEAR ENDED JUNE 30
                                                            --------------------------------------------------------------------
                                                              2000++         1999++        1998*++          1997          1996
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................  $    40.50     $    38.54     $    32.96     $    27.09     $  23.06
                                                            ----------     ----------     ----------     ----------     --------

Income (loss) from investment operations:
   Net investment income..................................        0.10           0.11           0.13           0.17         0.18
   Net realized and unrealized gain (loss)................       (1.74)          4.57           6.89           6.41         4.23
                                                            ----------     ----------     ----------     ----------     --------

Total income (loss) from investment operations............       (1.64)          4.68           7.02           6.58         4.41
                                                            ----------     ----------     ----------     ----------     --------

Less dividends and distributions from:
   Net investment income..................................       (0.05)         (0.11)         (0.14)         (0.18)       (0.26)
   Net realized gain......................................       (4.05)         (2.61)         (1.30)         (0.53)       (0.12)
                                                            ----------     ----------     ----------     ----------     --------

Total dividends and distributions.........................       (4.10)         (2.72)         (1.44)         (0.71)       (0.38)
                                                            ----------     ----------     ----------     ----------     --------

Net asset value, end of period............................  $    34.76     $    40.50     $    38.54     $    32.96     $  27.09
                                                            ==========     ==========     ==========     ==========     ========

TOTAL RETURN+.............................................       (3.73)%        13.47%         21.84%         24.71%       19.27%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................        1.48 %(1)       1.42%(1)       1.36%         1.45%        1.51%

Net investment income.....................................        0.28 %(1)       0.25%(1)       0.35%         0.62%        0.81%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................  $1,102,819     $1,497,116     $1,628,435     $1,369,737     $961,594

Portfolio turnover rate...................................          11 %           13%            18%            11%          10%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                  FOR THE PERIOD
                                                              FOR THE YEAR      FOR THE YEAR      JULY 28, 1997*
                                                                  ENDED             ENDED            THROUGH
                                                              JUNE 30, 2000     JUNE 30, 1999     JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $   40.33         $   38.46        $   34.79
                                                                 ---------         ---------        ---------

Income (loss) from investment operations:
   Net investment income....................................          0.09              0.04             0.04
   Net realized and unrealized gain (loss)..................         (1.73)             4.56             5.07
                                                                 ---------         ---------        ---------

Total income (loss) from investment operations..............         (1.64)             4.60             5.11
                                                                 ---------         ---------        ---------

Less dividends and distributions from:
   Net investment income....................................         (0.03)            (0.12)           (0.14)
   Net realized gain........................................         (4.05)            (2.61)           (1.30)
                                                                 ---------         ---------        ---------

Total dividends and distributions...........................         (4.08)            (2.73)           (1.44)
                                                                 ---------         ---------        ---------

Net asset value, end of period..............................     $   34.61         $   40.33        $   38.46
                                                                 =========         =========        =========

TOTAL RETURN+...............................................         (3.76)%           13.31%           15.22%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.50 %(3)         1.57%(3)         1.58%(2)

Net investment income.......................................          0.26 %(3)         0.10%(3)         0.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $8,294           $10,748           $8,977

Portfolio turnover rate.....................................            11 %              13%              18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR      FOR THE YEAR      JULY 28, 1997*
                                                                     ENDED             ENDED            THROUGH
                                                                 JUNE 30, 2000     JUNE 30, 1999     JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $   40.65         $   38.69        $   34.79
                                                                    ---------         ---------        ---------

Income (loss) from investment operations:
   Net investment income....................................             0.42              0.47             0.40
   Net realized and unrealized gain (loss)..................            (1.76)             4.52             5.06
                                                                    ---------         ---------        ---------

Total income (loss) from investment operations..............            (1.34)             4.99             5.46
                                                                    ---------         ---------        ---------

Less dividends and distributions from:
   Net investment income....................................            (0.38)            (0.42)           (0.26)
   Net realized gain........................................            (4.05)            (2.61)           (1.30)
                                                                    ---------         ---------        ---------

Total dividends and distributions...........................            (4.43)            (3.03)           (1.56)
                                                                    ---------         ---------        ---------

Net asset value, end of period..............................        $   34.88         $   40.65        $   38.69
                                                                    =========         =========        =========

TOTAL RETURN+...............................................            (2.89)%           14.43%           16.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             0.59 %(3)         0.59%(3)         0.58%(2)

Net investment income.......................................             1.17 %(3)         1.08%(3)         1.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $46,199           $56,541          $44,290

Portfolio turnover rate                                                    11 %              13%              18%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY
PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio as of June 30, 2000, the results of its operations, the changes in net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 9, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 2000 the fund paid to shareholders $3.82 per share from long-term capital gains. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY
PORTFOLIO
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Guy G. Rutherford, Jr.
Vice President
Alice S. Weiss
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO


[GRAPHIC]


ANNUAL REPORT
JUNE 30, 2000